Derivative financial instruments (Tables)	12 Months Ended
Jun. 30, 2020
Derivative financial instruments.
Schedule of derivative financial instruments

	2020		2019
	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	—	(9,136)	—	(2,298)
Forward foreign exchange contracts	223	—	—	—
At fair value through profit or loss:
Embedded foreign exchange derivatives	150	—	245	—
Forward foreign exchange contracts	2,410	—	97	—
	2,783	(9,136)	342	(2,298)
Less non-current portion:
Used for hedging:
Interest rate swaps	—	(9,136)	—	(2,298)
At fair value through profit or loss:
Embedded foreign exchange derivatives	54	—	30	—
Forward foreign exchange contracts	1,555	—	—	—
Non-current derivative financial instruments	1,609	(9,136)	30	(2,298)
Current derivative financial instruments	1,174	—	312	—